Income Taxes - Schedule of Statutory Federal Income Tax Rate to Losses Before Income Tax Benefit (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Statutory Federal Income Tax Rate to Losses Before Income Tax Benefit [Abstract]
U.S. statutory rate, amount					$ (1,085,190)	$ (655,737)
U.S. statutory rate, percentage					21.00%	21.00%
Changes in valuation allowance, amount					$ 1,105,484	$ 827,165
Changes in valuation allowance, percentage					(24.30%)	(26.50%)
Deferred changes, amount					$ (150,012)
Deferred changes, Percentage					5.80%
Effective tax rate, amount
Effective tax rate, percentage					0.00%	0.00%
Other, amount					$ 40,334
Other, percentage					(0.80%)
Effect of income tax rate resulting from:
Statutory state rate, net of federal benefit, amount						$ (55,270)
Statutory state rate, net of federal benefit, percentage						1.80%
Non-taxable or non-deductible expenses, amount					$ 89,383	$ (116,159)
Non-taxable or non-deductible expenses, percentage					(1.70%)	3.70%